Investments in associates and joint ventures (Tables)	12 Months Ended
Mar. 31, 2026
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Summary of Investments in Associates and Joint Ventures
The carrying amounts of investments in associates and joint ventures that are not individually material to Sony, as of March 31, 2025 and 2026 are as follows:

	Yen in millions
	March 31
	2025	2026
Investments accounted for using the equity method
Associates	303,321	455,080
Joint ventures*	44,397	28,629

Total	347,718	483,709

Summary of Combined Information of Investments Accounted for Using the Equity Method
Sony’s share of comprehensive income, profit or loss and other comprehensive income, of associates and joint ventures that are not individually material to Sony for the fiscal years ended March 31, 2024, 2025 and 2026 are as follows:
In connection with the Resolution for the plan regarding the execution of the Partial Spin-off of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, Sony’s share of comprehensive income of affiliates held by the Financial Services business is included in comprehensive income (loss) from discontinued operations. Consequently, the figures for comparative periods have been re-presented. Furthermore, as a result of the execution of the Partial Spin-off of the Financial Services business, SFGI became an affiliate of Sony accounted for using the equity method. The table below includes Sony’s share of comprehensive income of SFGI accounted for using the equity method after the execution of the Partial Spin-off of the Financial Services business.

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Share of profit or loss
Associates	19,782	19,682	21,026
Joint ventures *	(9,225)	(27,547)	(85,220)

Total	10,557	(7,865)	(64,194)

Share of other comprehensive income
Associates	5,311	(1,268)	(20,969)
Joint ventures	37	20	(70)

Total	5,348	(1,248)	(21,039)

Share of comprehensive income
Associates	25,093	18,414	57
Joint ventures *	(9,188)	(27,527)	(85,290)

Total	15,905	(9,113)	(85,233)

*
Sony Honda Mobility Inc. (“Sony Honda Mobility”), a joint venture of Sony Group Corporation and Honda Motor Co., Ltd. (“Honda”), decided to discontinue the development and launch of its electric vehicle models and downsize its business as a result of Honda’s reassessment of its automobile electrification strategy announced in March 2026. Consequently, an additional
44.9
billion yen loss for the share of profit (loss) of investments accounted for using the equity method was recorded, which is included in the Sony’s share of profit or loss and comprehensive income for the fiscal year ended March 31, 2026. In addition, a 25.2 billion yen loss for the share of profit (loss) of investments accounted for using the equity method, which was recognized in excess of the carrying amount of the investment in Sony Honda Mobility, is not included in the carrying amount of investments in joint ventures as of March 31, 2026, and is included in other current liabilities in the consolidated statements of financial position.